Financial risk management - Swaps (Details) - Interest rate swap $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Financial risk management activities
Current hedged principal value of loan outstanding | $	$ 150,000		$ 150,000		$ 225,000
Fair value of interest rate swaps, asset | £		£ 2,504,000		£ 4,490,000		£ 907,000
Long position
Financial risk management activities
Rate paid	2.032%	2.032%	2.032%	2.032%	2.032%	2.032%